DEPOSITS FROM COSTUMERS (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Deposits From Customers [Abstract]
Saving accounts	$ 54,255,583	$ 48,693,702
Time deposits	53,961,586	52,673,385
Checking accounts	22,065,647	21,443,002
Other deposits	1,676,399	1,813,922
Total	$ 131,959,215	$ 124,624,011